Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share

34.	Earnings per share

The number of TIM.SA shares before the corporate reorganization was 2,420,447,019, equivalent to the number of TIM Participações common shares on the merger date. Consequently, basic and diluted earnings per share were calculated considering the retrospective impact of the change in the number of shares, pursuant to IAS 33.

(a)       Basic

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year.

	2021	2020	2019

Income attributable to the shareholders of the company	2,957,174	1,828,254	3,622,127

Weighted average number of common shares issued (thousands)	2,420,314	2,420,804	2,420,481

Basic earnings per share (expressed in R$)	1.22	0.76	1.50

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2021	2020	2019

Income attributable to the shareholders of the company	2,957,174	1,828,254	3,622,127

Weighted average number of common shares issued (thousands)	2,420,638	2,421,065	2,421,018

Diluted earnings per share (in R$)	1.22	0.76	1.50

The calculation of diluted earnings per share considered 324 thousands (261 thousands on December 31, 2020) shares related to the long-term incentive plan, as mentioned in note 26.